FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Inputs, Level 2 [Member] | U.S. government bonds [Member]
Short-term investments:
Investment in marketable securities	$ 32,688	$ 11,742